UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           12/31/06

Check here if Amendment /X/; Amendment Number: 1
This Amendment (Check only one):    / / is a restatement
                                    /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        Three Embarcadero Center #2350
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           02/27/2007
    -----------------------        -----------------           ----------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      3

Form 13F Information Table Entry Total:                 33

Form 13F Information Table Value Total (x$1000):  $140,952

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd

                                                 FORM 13F INFORMATION TABLE

                                                     VALUE       SHARES/    SH/  PUT/  INVSTMT       OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT     PRN  CALL  DSCRETN     MANAGERS   SOLE    SHARED   NONE
----------------------   -------------- ---------  -----------  --------    ---  ----  --------   --------  --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
ACA CAPITAL HOLDINGS INC    COM          000833103     4,142    267,902      SH        Share-defined   123   267,902
AETNA INC NEW   COM STK     COM          00817Y108     3,976     92,073      SH        Share-defined   123    92,073
AMERICREDIT CORP COM STK    COM          03060R101     4,039    160,471      SH        Share-defined   123   160,471
AMERISAFE INC COM STK       COM          03071H100     1,296     83,814      SH        Share-defined   123    83,814
AMVESCAP PLC  ADR           COM          03235E100     5,830    236,523      SH        Share-defined   123   236,523
BRT REALTY TRUST
  COM REIT                  COM          055645303     4,088    147,855      SH        Share-defined   123   147,855
BANKFINANCIAL CORP
  COM STK                   COM          06643P104     2,633    147,844      SH        Share-defined   123   147,844
CIT GROUP INC NEW
  COM STK                   COM          125581108     4,091     73,356      SH        Share-defined   123    73,356
CREDIT SUISSE GROUP
  ZUERICH ADR               COM          225401108     8,873    127,034      SH        Share-defined   123   127,034
DEALERTRACK
  HOLDINGS INC COM STK      COM          242309102     9,098    309,248      SH        Share-defined   123   309,248
DELUXE CORP  COM STK        COM          248019101     1,260     50,000      SH        Share-defined   123    50,000
DOLLAR THRIFTY
  AUTOMOTIVE GRO COM STK    COM          256743105    11,153    244,525      SH        Share-defined   123   244,525
FIDELITY NATIONAL
  FINANCIAL CL A            COM          31620R105     3,950    165,411      SH        Share-defined   123   165,411
FIRST ACCEP
  CORP COM STK              COM          318457108       107     10,000      SH        Share-defined   123    10,000
FIRST MERCURY
  FINANCIAL CORP            COM          320841109     4,056    172,469      SH        Share-defined   123   172,469
FIRSTFED FINANCIAL
  CORP (DEL) COM STK        COM          337907109     4,586     68,473      SH        Share-defined   123    68,473
GATX CORP  COM STK          COM          361448103     5,679    131,056      SH        Share-defined   123   131,056
HERCULES TECHNOLOGY
  GROWTH CAP COM STK        COM          427096508     4,458    312,854      SH        Share-defined   123   312,854
HERTZ GLOBAL HOLDING        COM          42805T105     3,033    174,400      SH        Share-defined   123   174,400
INVESTOOLS INC  COM STK     COM          46145P103     4,345    315,052      SH        Share-defined   123   315,052
METROCORP BANCSHARES
  INC COM STK               COM          591650106     2,667    126,736      SH        Share-defined   123   126,736
MOBILE MINI INC COM STK     COM          60740F105     3,824    141,953      SH        Share-defined   123   141,953
MORGAN STANLEY  COM STK     COM          617446448     3,807     46,749      SH        Share-defined   123    46,749
NASDAQ STK MKT INC
  COM STK                   COM          631103108     5,205    169,037      SH        Share-defined   123   169,037
PHH CORP   COM STK          COM          693320202     2,568     88,947      SH        Share-defined   123    88,947
PGT INC    COM STK          COM          69336V101     8,219    649,725      SH        Share-defined   123   649,725
PENN TREATY AMERN
  CORP COM STK              COM          707874400     1,356    176,300      SH        Share-defined   123   176,300
PRUDENTIAL FINL INC
  INTERNOTES COM STK        COM          744320102     2,506     29,184      SH        Share-defined   123    29,184
SCHWAB CHARLES CORP
  NEW COM STK               COM          808513105     4,053    209,578      SH        Share-defined   123   209,578
STANDARD PAC CORP
  COM STK                   COM          85375C101     1,579     58,950      SH        Share-defined   123    58,950
WCI COMMUNITIES INC
  COM STK                   COM          92923C104     4,676    243,803      SH        Share-defined   123   243,803
AXIS CAPITAL HLDGS          COM          G0692U109     4,953    148,416      SH        Share-defined   123   148,416
IPC HOLDINGS LIMITED
  BERMUDA COM STK           COM          G4933P101     4,847    154,131      SH        Share-defined   123   154,131

                                                     140,952